Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings		$ 173	$ 179
Long-Term Debt		192	0
Long-Term Portion of Long-Term Debt		7,342	7,108
Total Debt		7,500	7,100
Less: Cash and Cash Equivalents		(3,093)	(2,227)	$ (4,524)
Net Debt		4,614	5,060
Net Earnings (Loss)		3,142	4,109
Add (Deduct):
Foreign Exchange (Gain) Loss, Net		462	(67)
(Gain) Loss on Divestiture of Assets	[1]	(119)	20
Re-measurement of Contingent Payments		(30)	(59)
Other (Income) Loss, Net		$ (55)	$ (63)
Net Debt to Adjusted EBITDA		50.00%	50.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings		$ 173	$ 179
Long-Term Portion of Long-Term Debt		7,342	7,108
Total Debt		7,707	7,287
Less: Cash and Cash Equivalents		(3,093)	(2,227)
Net Debt		4,614	5,060
Net Earnings (Loss)		3,142	4,109
Add (Deduct):
Finance Costs, Net		514	538
Income Tax Expense (Recovery)		929	931
Depreciation, Depletion and Amortization		4,871	4,644
Exploration and Evaluation Asset Write-downs		37	29
(Income) Loss From Equity-Accounted Affiliates		(66)	(51)
Unrealized (Gain) Loss on Risk Management		12	52
Foreign Exchange (Gain) Loss, Net		462	(67)
(Gain) Loss on Divestiture of Assets		(119)	20
Re-measurement of Contingent Payments		30	59
Other (Income) Loss, Net		(55)	(63)
Adjusted EBITDA		$ 9,757	$ 10,201

[1]	(1)Revised presentation as of January 1, 2024. See Note 4.